  God Bless America ETF

  Schedule of Investments

  May 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Banking - 4.1%
Regions Financial Corp.	140,523	$3,934,644

Consumer Discretionary Products - 7.6%
D.R. Horton, Inc.	4,993	734,420
Tesla, Inc.(a)	15,248	6,644,926
		7,379,346

Consumer Staple Products - 4.6%
Colgate-Palmolive Co.	13,635	1,228,923
General Mills, Inc.	24,964	844,033
Mondelez International, Inc. - Class A	20,391	1,247,317
Tyson Foods, Inc. - Class A	18,119	1,105,621
		4,425,894

Financial Services - 9.2%
Charles Schwab Corp.	44,543	3,890,831
Coinbase Global, Inc. - Class A(a)	9,240	1,746,637
MARA Holdings, Inc.(a)	229,618	3,301,907
		8,939,375

Health Care - 9.6%
Amgen, Inc.	10,524	3,544,378
Danaher Corp.	12,162	2,221,632
HCA Healthcare, Inc.	9,261	3,505,659
		9,271,669

Industrial Products - 4.7%
Boeing Co.(a)	19,922	4,604,970

Industrial Services - 7.1%
Cintas Corp.	8,107	1,388,405
CSX Corp.	39,045	1,767,177
Paychex, Inc.	10,220	991,135
Waste Management, Inc.	13,128	2,776,047
		6,922,764

Materials - 5.2%
Martin Marietta Materials, Inc.	1,538	894,562
Newmont Corp.	16,117	1,769,808
Nucor Corp.	5,336	1,334,000

Sherwin-Williams Co.	3,558	$1,081,063
		5,079,433

Media - 7.3%
Charter Communications, Inc. - Class A(a)	18,392	2,649,368
Electronic Arts, Inc.	21,717	4,380,753
		7,030,121

Oil & Gas - 4.7%
EOG Resources, Inc.	11,717	1,562,814
Occidental Petroleum Corp.	30,259	1,713,567
SLB NV	23,373	1,274,997
		4,551,378

Real Estate - 2.3%
Prologis, Inc. - REIT	10,447	1,498,831
Public Storage - REIT	2,532	768,943
		2,267,774

Retail & Wholesale - Discretionary - 3.3%
Copart, Inc.(a)	62,781	2,057,333
Tractor Supply Co.	36,131	1,139,211
		3,196,544

Retail & Wholesale - Staples - 5.3%
Costco Wholesale Corp.	4,447	4,252,755
Dollar General Corp.	7,827	865,745
		5,118,500

Software & Tech Services - 6.7%
Palantir Technologies, Inc. - Class A(a)	28,432	4,450,745
Strategy, Inc. - Class A(a)	13,128	2,088,534
		6,539,279

Tech Hardware & Semiconductors - 15.3%
Broadcom, Inc.	17,012	7,600,451
NVIDIA Corp.	34,225	7,226,267
		14,826,718

Utilities - 2.9%
Dominion Energy, Inc.	15,005	1,004,435
NextEra Energy, Inc.	10,022	872,014
Xcel Energy, Inc.	11,657	926,731
		2,803,180

TOTAL COMMON STOCKS (Cost $77,170,550)		96,891,589

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(b)	98,657	$98,657

TOTAL SHORT-TERM INVESTMENTS (Cost $98,657)		98,657

TOTAL INVESTMENTS - 100.0% (Cost $77,269,207)		$96,990,246
Other Assets in Excess of Liabilities - 0.0%(c)		11,985
TOTAL NET ASSETS - 100.0%		$97,002,231

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.